SEGMENT REPORTING	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
As a result of the AEL acquisition, diversification in insurance offerings and overall strategic shift, the Company has decided to reorganize and change its internal segments in a manner that caused the composition of its reporting segments to change. The Company’s reporting segments have been realigned in the second quarter of 2024 to: Annuity, Life, Property and Casualty (“P&C”) and Corporate and Other. Previously, the Company reported its operations under the following segments: Direct Insurance, Reinsurance, and Pension Risk Transfer. The Company has restated all applicable comparative information.
These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings (“DOE”).
DOE is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies, non-operating adjustments related to changes in cash flow assumptions for future policy benefits and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$773	$193	$750	$—	$1,716
Other net investment income, including reinsurance funds withheld	924	110	128	35	1,197
Segment revenues	1,697	303	878	35	2,913
Policyholder benefits, net	(740)	(128)	(599)	—	(1,467)
Other insurance and reinsurance expenses	(562)	(38)	(118)	—	(718)
Operating expenses excluding transactions costs	(79)	(62)	(128)	(21)	(290)
Interest expense	—	—	—	(95)	(95)
Current income tax (expense) recovery	(46)	(12)	4	9	(45)
Segment DOE	$270	$63	$37	$(72)	$298
Depreciation expense					(34)
Deferred income tax recovery					343
Transaction costs					(137)
Net investments losses, including reinsurance funds withheld					(5)
Unrealized mark to market losses within insurance contracts					(196)
Net income					$269

FOR THE THREE MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$508	$196	$498	$—	$1,202
Other net investment income, including reinsurance funds withheld	385	93	92	35	605
Segment revenues	893	289	590	35	1,807
Policyholder benefit, net	(542)	(151)	(424)	—	(1,117)
Other insurance and reinsurance expenses	(164)	(41)	(94)	—	(299)
Operating expenses excluding transactions costs	(34)	(56)	(71)	(9)	(170)
Interest expense	—	—	—	(60)	(60)
Current income tax expense	—	—	—	(1)	(1)
Segment DOE	$153	$41	$1	$(35)	$160
Depreciation expense					(5)
Deferred income tax expense					(11)
Transaction cost					(5)
Net investments gains, including reinsurance funds withheld					289
Unrealized mark to market losses within insurance contracts					(68)
Net income					$360

FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$1,425	$393	$1,541	$—	$3,359
Other net investment income, including reinsurance funds withheld	1,387	221	231	83	1,922
Segment revenues	2,812	614	1,772	83	5,281
Policyholder benefit, net	(1,479)	(292)	(1,139)	—	(2,910)
Other insurance and reinsurance expenses	(742)	(71)	(243)	—	(1,056)
Operating expenses excluding transactions costs	(120)	(119)	(256)	(21)	(516)
Interest expense	—	—	—	(167)	(167)
Current income tax (expense) recovery	(46)	(12)	2	1	(55)
Segment DOE	$425	$120	$136	$(104)	$577
Depreciation expense					(56)
Deferred income tax recovery					328
Transaction costs					(149)
Net investments gains, including reinsurance funds withheld					178
Unrealized mark to market losses within insurance contracts					(272)
Net income					$606

FOR THE SIX MONTHS ENDED JUN. 30 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$686	$396	$1,017	$—	$2,099
Other net investment income, including reinsurance funds withheld	696	180	130	75	1,081
Segment revenues	1,382	576	1,147	75	3,180
Policyholder benefits, net	(725)	(305)	(790)	—	(1,820)
Other insurance and reinsurance expenses	(309)	(77)	(208)	—	(594)
Operating expenses excluding transactions costs	(73)	(111)	(139)	(14)	(337)
Interest expense	—	—	—	(120)	(120)
Current income tax expense	—	—	—	(4)	(4)
Segment DOE	$275	$83	$10	$(63)	$305
Depreciation expense					(10)
Deferred income tax recovery					2
Transaction costs					(9)
Net investments gains, including reinsurance funds withheld					126
Unrealized mark to market losses within insurance contracts					(147)
Net income					$267
The Company’s Annuity business offers annuity-based products to individuals and institutions. Total premium revenues recorded within Annuity segment for the three and six months ended June 30, 2024 and 2023 were primarily from pension risk transfer transactions with U.S. and Canadian institutions. Premiums received from retail annuities are generally recorded as deposits and are not included in net premiums.
The Company’s Life business is principally provided by American National. Total premium revenues recorded within this segment for the three and six months ended June 30, 2024 and 2023 were primarily from transactions with U.S. retail customers.
Property and Casualty segment provides a broad range of property and casualty products through American National and Argo, which include coverage for personal, agribusiness and certain commercial and specialty exposures. Total earned premiums within this segment for the three and six months ended June 30, 2024 and 2023 were primarily from transactions with U.S.-based individuals and institutions.
Lastly, Corporate and Other segment’s revenue is mainly from investment income earned on investments warehoused by the Company prior to their transfer into its insurance investment portfolios, net of associated borrowing costs.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and mezzanine and common equity attributable to each segment.

AS OF JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Assets	$104,419	$8,725	$13,478	$3,911	$130,533
Liabilities	96,813	6,564	10,027	5,363	118,767
Equity and other	7,606	2,161	3,451	(1,452)	11,766

AS OF DEC. 31, 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Assets	$34,784	$9,101	$13,431	$4,327	$61,643
Liabilities	32,188	6,078	10,443	4,085	52,794
Equity and other	2,596	3,023	2,988	242	8,849